Putnam Ultra Short MAC Series
The fund's portfolio
10/31/24 (Unaudited)

CORPORATE BONDS AND NOTES (82.5%)(a)
	Principal amount	Value
Banking (44.9%)
Australia and New Zealand Banking Group, Ltd. 144A sr. unsec. notes 4.829%, 2/3/25 (Australia)	$568,000	$567,941
Banco Bilbao Vizcaya Argentaria SA sr. unsec. unsub. FRN 5.862%, 9/14/26 (Spain)	400,000	402,090
Bank of America Corp. sr. unsec. FRN Ser. MTN, (US SOFR + 1.05%), 6.19%, 2/4/28	500,000	503,398
Bank of Montreal sr. unsec. FRN (US SOFR Compounded Index + 0.88%), 5.81%, 9/10/27 (Canada)	82,000	82,179
Bank of Nova Scotia (The) sr. unsec. unsub. notes 5.35%, 12/7/26 (Canada)	232,000	235,735
Bank of Nova Scotia/The sr. unsec. unsub. FRN (US SOFR + 1.00%), 5.914%, 9/8/28 (Canada)	109,000	109,258
Bank of Nova Scotia/The sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.78%), 5.747%, 6/4/27 (Canada)	111,000	111,265
Banque Federative du Credit Mutuel SA 144A sr. unsec. notes 5.896%, 7/13/26 (France)	500,000	509,703
Barclays PLC sr. unsec. unsub. FRN 5.304%, 8/9/26 (United Kingdom)	200,000	200,134
BNP Paribas SA 144A sr. unsec. notes 3.375%, 1/9/25 (France)	566,000	564,105
BPCE SA 144A sr. unsec. unsub. FRN 5.975%, 1/18/27 (France)	250,000	252,428
Canadian Imperial Bank of Commerce sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.93%), 5.842%, 9/11/27 (Canada)	109,000	109,372
Canadian Imperial Bank of Commerce sr. unsec. unsub. FRN (US SOFR + 0.94%), 5.792%, 6/28/27 (Canada)	95,000	95,433
Canadian Imperial Bank of Commerce sr. unsec. unsub. notes 5.144%, 4/28/25 (Canada)	53,000	53,107
Citigroup, Inc. sr. unsec. FRN 5.61%, 9/29/26	55,000	55,314
Citigroup, Inc. sr. unsec. FRN (US SOFR + 0.77%), 5.706%, 6/9/27	59,000	59,074
Commonwealth Bank of Australia 144A unsec. sub. notes 4.50%, 12/9/25 (Australia)	200,000	198,694
Cooperatieve Rabobank UA (US SOFR Compounded Index + 0.90%), 5.745%, 10/5/26 (Netherlands)	250,000	251,647
Cooperative Rabobank UA company guaranty unsec. sub. notes 4.375%, 8/4/25 (Netherlands)	250,000	248,306
Credit Agricole SA/London 144A sr. unsec. FRN (US SOFR + 1.21%), 6.122%, 9/11/28 (France)	250,000	252,285
Danske Bank A/S 144A sr. unsec. FRN 6.466%, 1/9/26 (Denmark)	200,000	200,360
DNB Bank ASA 144A sr. unsec. FRN 5.896%, 10/9/26 (Norway)	538,000	542,453
Huntington Bancshares, Inc. sr. unsec. unsub. notes 4.00%, 5/15/25	30,000	29,836
ING Groep NV 144A sr. unsec. notes 4.625%, 1/6/26 (Netherlands)	564,000	563,086
JPMorgan Chase & Co. sr. unsec. FRN (US SOFR + 0.86%), 5.701%, 10/22/28	40,000	40,096
JPMorgan Chase & Co. sr. unsec. unsub. FRN 2.083%, 4/22/26	324,000	319,524
KeyCorp sr. unsec. unsub. FRN Ser. MTN, (US SOFR Compounded Index + 1.25%), 6.271%, 5/23/25	41,000	41,125
Lloyds Banking Group PLC sr. unsec. unsub. FRN 4.716%, 8/11/26 (United Kingdom)	400,000	398,549
Macquarie Bank, Ltd. 144A sr. unsec. notes 5.391%, 12/7/26 (Australia)	226,000	229,828
Macquarie Bank, Ltd. 144A sr. unsec. notes 3.231%, 3/21/25 (Australia)	200,000	198,764
Mitsubishi UFJ Financial Group, Inc. sr. unsec. FRN 5.719%, 2/20/26 (Japan)	500,000	500,899
National Australia Bank, Ltd. 114A sr. unsec. FRN (US SOFR + 0.62%), 5.537%, 6/11/27 (Australia)	250,000	250,645
Nationwide Building Society 144A sr. unsec. unsub. FRN (US SOFR + 1.29%), 6.351%, 2/16/28 (United Kingdom)	200,000	201,493
NatWest Group PLC sr. unsec. unsub. FRN 7.472%, 11/10/26 (United Kingdom)	200,000	204,802
NatWest Group PLC sr. unsec. unsub. notes (US SOFR + 1.25%), 6.249%, 3/1/28 (United Kingdom)	200,000	201,846
PNC Financial Services Group, Inc. (The) sr. unsec. unsub. FRN 5.812%, 6/12/26	35,000	35,164
PNC Financial Services Group, Inc. (The) sr. unsec. unsub. FRN 4.758%, 1/26/27	174,000	173,894
Royal Bank of Canada sr. unsec. FRN Ser. GMTN, (US SOFR + 0.79%), 5.632%, 7/23/27 (Canada)	135,000	135,259
Santander Holdings USA, Inc. sr. unsec. unsub. notes 3.45%, 6/2/25	363,000	359,208
Societe Generale SA 144A sr. unsec. notes 2.625%, 1/22/25 (France)	500,000	497,081
State Street Corp. sr. unsec. unsub. FRN (US SOFR + 0.85%), 5.985%, 8/3/26	164,000	165,126
State Street Corp. sr. unsec. unsub. FRN (US SOFR + 0.64%), 5.509%, 10/22/27	45,000	45,183
State Street Corp. sr. unsec. unsub. FRN 5.104%, 5/18/26	40,000	39,998
Sumitomo Mitsui Trust Bank, Ltd. 144A sr. unsec. FRN (US SOFR + 1.15%), 6.061%, 9/14/26 (Japan)	300,000	303,481
Swedbank AB 144A sr. notes 6.136%, 9/12/26 (Sweden)	200,000	204,766
Toronto-Dominion Bank (The) sr. unsec. notes 5.103%, 1/9/26 (Canada)	458,000	459,879
Truist Financial Corp. sr. unsec. unsub. FRN Ser. MTN, 4.26%, 7/28/26	25,000	24,851
Truist Financial Corp. sr. unsec. unsub. FRN Ser. MTN, 5.90%, 10/28/26	95,000	95,884
U.S. Bank NA/Cincinnati, OH sr. unsec. FRN (US SOFR + 0.69%), 5.531%, 10/22/27	300,000	300,259
UBS Group AG 144A sr. unsec. notes 4.282%, 1/9/28 (Switzerland)	250,000	245,133
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, (US SOFR + 1.32%), 6.16%, 4/25/26	230,000	230,787
Westpac Banking Corp. sr. unsec. unsub. FRN (US SOFR + 0.30%), 5.359%, 11/18/24 (Australia)	316,000	316,088

		12,416,815
Basic materials (0.4%)
Sherwin-Williams Co. (The) sr. unsec. unsub. notes 4.25%, 8/8/25	40,000	39,876
Sherwin-Williams Co. (The) sr. unsec. unsub. notes 3.45%, 8/1/25	66,000	65,354

		105,230
Capital goods (2.5%)
Caterpillar Financial Services Corp. sr. unsec. FRN (US SOFR + 0.69%), 5.534%, 10/16/26	40,000	40,261
Daimler Trucks Finance North America, LLC 144A company guaranty sr. unsec. FRN (US SOFR + 0.75%), 5.68%, 12/13/24	562,000	562,383
John Deere Capital Corp. sr. unsec. unsub. FRN Ser. MTN, (US SOFR + 0.60%), 5.512%, 6/11/27	94,000	94,266

		696,910
Communication services (0.4%)
American Tower Corp. sr. unsec. notes 1.30%, 9/15/25	15,000	14,547
American Tower Corp. sr. unsec. notes 2.40%, 3/15/25	20,000	19,812
T-Mobile USA, Inc. company guaranty sr. notes 3.50%, 4/15/25	10,000	9,935
Verizon Communications, Inc. sr. unsec. unsub. notes 3.376%, 2/15/25	58,000	57,731

		102,025
Consumer cyclicals (7.1%)
BMW US Capital, LLC 144A company guaranty sr. unsec. FRN (US SOFR Compounded Index + 0.92%), 6.012%, 8/13/27	106,000	106,646
BMW US Capital, LLC 144A company guaranty sr. unsec. FRN (US SOFR Compounded Index + 0.80%), 5.892%, 8/13/26	41,000	41,222
BMW US Capital, LLC 144A company guaranty sr. unsec. FRN (US SOFR Compounded Index + 0.84%), 5.692%, 4/1/25	102,000	102,239
Home Depot, Inc./The sr. unsec. unsub. FRN (US SOFR + 0.33%), 5.196%, 12/24/25	46,000	46,013
Hyundai Capital America 144A sr. unsec. FRN (US SOFR + 1.04%), 5.906%, 3/19/27 (South Korea)	238,000	238,564
Hyundai Capital America 144A sr. unsec. FRN (US SOFR + 1.03%), 5.882%, 9/24/27 (South Korea)	68,000	68,083
Hyundai Capital America 144A sr. unsec. FRN (US SOFR + 1.04%), 5.893%, 6/24/27 (South Korea)	107,000	107,172
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 5/30/25	67,000	66,910
Mercedes-Benz Finance North America, LLC 144A company guaranty sr. unsec. notes 4.90%, 1/9/26	538,000	539,384
Netflix, Inc. sr. unsec. unsub. notes 4.375%, 11/15/26	15,000	14,987
Netflix, Inc. 144A sr. unsec. notes 3.625%, 6/15/25	134,000	132,986
Owens Corning sr. unsec. notes 5.50%, 6/15/27	21,000	21,423
Toyota Motor Credit Corp. sr. unsec. unsub. FRN (US SOFR + 0.77%), 5.877%, 8/7/26	27,000	27,157
Toyota Motor Credit Corp. sr. unsec. unsub. FRN Ser. MTN, (US SOFR + 0.60%), 5.41%, 6/9/25	20,000	20,045
Toyota Motor Credit Corp. sr. unsec. unsub. FRN Ser. MTN, (US SOFR Compounded Index + 0.45%), 5.294%, 4/10/26	39,000	39,028
Volkswagen Group of America Finance, LLC 144A company guaranty sr. unsec. notes 4.90%, 8/14/26	400,000	398,897

		1,970,756
Consumer finance (4.1%)
Air Lease Corp sr. unsec. notes 3.375%, 7/1/25	43,000	42,577
Air Lease Corp. sr. unsec. notes 3.25%, 3/1/25	35,000	34,788
American Express Co. sr. unsec. unsub. FRN (US SOFR + 0.76%), 5.852%, 2/13/26	332,000	333,420
American Express Co. sr. unsec. unsub. FRN (US SOFR + 0.93%), 5.77%, 7/26/28	40,000	40,230
American Honda Finance Corp. sr. unsec. FRN Ser. MTN, (US SOFR + 0.55%), 5.648%, 2/12/25	28,000	28,004
Capital One Financial Corp. sr. unsec. unsub. FRN 4.985%, 7/24/26	25,000	24,979
Capital One Financial Corp. sr. unsec. unsub. notes 3.20%, 2/5/25	280,000	278,631
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25	74,000	73,660
General Motors Financial Co., Inc. sr. unsec. FRN (US SOFR Compounded Index + 1.05%), 5.894%, 7/15/27	55,000	55,023
General Motors Financial Co., Inc. sr. unsec. FRN (US SOFR Compounded Index + 1.30%), 6.145%, 4/7/25	151,000	151,578
General Motors Financial Co., Inc. sr. unsec. sub. notes 2.75%, 6/20/25	75,000	73,924

		1,136,814
Consumer staples (1.9%)
Campbell Soup Co. sr. unsec. unsub. notes 5.30%, 3/20/26	150,000	151,226
Haleon UK Capital PLC company guaranty sr. unsec. unsub. notes 3.125%, 3/24/25 (United Kingdom)	250,000	248,313
Kroger Co. (The) sr. unsec. notes 4.70%, 8/15/26	65,000	65,227
PepsiCo, Inc. sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.40%), 5.498%, 11/12/24	15,000	15,002
Philip Morris International, Inc. sr. unsec. unsub. notes 4.375%, 11/1/27	50,000	49,691

		529,459
Energy (2.5%)
ONEOK, Inc. company guaranty sr. unsec. sub. notes 5.55%, 11/1/26	400,000	405,579
Plains All American Pipeline LP/PAA Finance Corp. sr. unsec. unsub. notes 4.65%, 10/15/25	276,000	275,633

		681,212
Financial (0.4%)
Jefferies Financial Group, Inc. sr. unsec. notes Ser. MTN, 5.15%, 9/15/25	105,000	105,012

		105,012
Health care (4.3%)
CVS Health Corp. sr. unsec. notes 5.00%, 12/1/24	109,000	108,970
GE HealthCare Technologies, Inc. company guaranty sr. unsec. notes 5.55%, 11/15/24	386,000	386,056
HCA, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 2/1/25	123,000	123,015
Illumina, Inc. sr. unsec. sub. notes 4.65%, 9/9/26	54,000	53,888
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.45%, 5/19/26 (Singapore)	466,000	465,463
UnitedHealth Group, Inc. sr. unsec. unsub. FRN (US SOFR + 0.50%), 5.344%, 7/15/26	54,000	54,214

		1,191,606
Insurance (4.8%)
Athene Global Funding 144A sr. notes 4.86%, 8/27/26	108,000	107,836
Athene Global Funding 144A sr. FRN (US SOFR Compounded Index + 0.85%), 5.957%, 5/8/26	105,000	104,855
Corebridge Financial, Inc. sr. unsec. notes 3.50%, 4/4/25	90,000	89,453
Corebridge Global Funding 144A company guaranty sr. unsec. unsub. notes 5.35%, 6/24/26	65,000	65,689
GA Global Funding Trust 144A notes 3.85%, 4/11/25	250,000	248,796
Marsh & McLennan Cos., Inc. sr. unsec. FRN (US SOFR Compounded Index + 0.70%), 5.539%, 11/8/27	40,000	40,221
Metropolitan Life Global Funding I 144A FRN (US SOFR Compounded Index + 0.70%), 5.612%, 6/11/27	150,000	150,607
New York Life Global Funding 144A sr. FRN (US SOFR + 0.67%), 5.52%, 4/2/27	106,000	106,257
Northwestern Mutual Global Funding 144A notes 5.07%, 3/25/27	85,000	86,203
Principal Life Global Funding II 144A notes 4.60%, 8/19/27	27,000	27,042
Protective Life Global Funding 144A FRN (US SOFR + 0.70%), 5.544%, 4/10/26	150,000	150,450
Protective Life Global Funding 144A notes 4.335%, 9/13/27	150,000	148,742

		1,326,151
Investment banking/Brokerage (1.6%)
Deutsche Bank AG/New York, NY sr. unsec. unsub. FRN 2.129%, 11/24/26 (Germany)	150,000	145,345
Deutsche Bank AG/New York, NY sr. unsec. unsub. FRN 6.119%, 7/14/26 (Germany)	150,000	150,877
Mizuho Markets Cayman LP 144A company guaranty sr. unsec. unsub. FRN Ser. MTN, (US SOFR + 0.60%), 5.445%, 10/6/25 (Cayman Islands)	82,000	82,025
Morgan Stanley sr. unsec. FRN Ser. MTN, (US SOFR + 1.02%), 5.863%, 4/13/28	50,000	50,323

		428,570
Real estate (5.6%)
Alexandria Real Estate Equities, Inc. company guaranty sr. unsec. notes 3.45%, 4/30/25	28,000	27,810
Boston Properties, LP sr. unsec. notes 3.20%, 1/15/25(R)	489,000	487,040
Boston Properties, LP sr. unsec. unsub. notes 3.65%, 2/1/26	67,000	65,768
Camden Property Trust sr. unsec. unsub. notes 5.85%, 11/3/26(R)	100,000	102,526
Kimco Realty OP, LLC company guaranty sr. unsec. unsub. notes 3.85%, 6/1/25	12,000	11,912
Public Storage sr. unsec. FRN (US SOFR Compounded Index + 0.60%), 5.44%, 7/25/25(R)	330,000	330,901
Realty Income Corp. sr. unsec. unsub. notes 5.05%, 1/13/26(R)	460,000	459,181
Simon Property Group LP sr. unsec. unsub. notes 3.50%, 9/1/25	55,000	54,475

		1,539,613
Technology (0.4%)
Broadcom, Inc. sr. unsec. notes 5.05%, 7/12/27	59,000	59,602
Hewlett Packard Enterprise Co. sr. unsec. unsub. notes 4.90%, 10/15/25	64,000	64,054

		123,656
Utilities and power (1.6%)
DTE Energy Co. sr. unsec. unsub. notes 4.95%, 7/1/27	15,000	15,086
DTE Energy Co. sr. unsec. unsub. notes Ser. F, 1.05%, 6/1/25	44,000	43,061
Electricite De France SA 144A sr. unsec. unsub. notes 3.625%, 10/13/25 (France)	25,000	24,702
Energy Transfer LP sr. unsec. unsub. notes 4.75%, 1/15/26	30,000	29,970
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 5.749%, 9/1/25	132,000	132,976
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 3.55%, 5/1/27	20,000	19,507
NiSource, Inc. sr. unsec. notes 0.95%, 8/15/25	50,000	48,471
Pacific Gas and Electric Co. sr. FRN (US SOFR Compounded Index + 0.95%), 5.899%, 9/4/25	55,000	55,129
WEC Energy Group, Inc. sr. unsec. unsub. notes 5.60%, 9/12/26	66,000	67,081

		435,983

Total corporate bonds and notes (cost $22,726,704)		$22,789,812

COMMERCIAL PAPER (12.3%)(a)
	Yield (%)	Maturity date	Principal amount	Value
Alimentation Couche-Tard, Inc. (Canada)	4.979	11/22/24	$250,000	$249,244
American Honda Finance Corp.	5.229	12/12/24	250,000	248,586
Autonation, Inc.	5.201	11/1/24	289,000	288,956
Conagra Brands, Inc.	5.216	11/13/24	250,000	249,537
Conagra Brands, Inc.	5.266	11/8/24	250,000	249,714
Constellation Brands, Inc.	5.087	11/4/24	250,000	249,855
Crown Castle, Inc.	5.246	11/20/24	250,000	249,284
FMC Corp.	5.451	11/1/24	318,000	317,951
Huntington Ingalls Industries, Inc.	5.322	11/1/24	283,000	282,959
Nutrien, Ltd. (Canada)	4.981	11/21/24	275,000	274,210
Ovintiv, Inc.	5.392	11/20/24	250,000	249,227
Penske Truck Leasing Co.	5.246	11/12/24	250,000	249,582
Targa Resources Corp.	5.060	11/7/24	250,000	249,742

Total commercial paper (cost $3,409,250)				$3,408,847

ASSET-BACKED SECURITIES (4.8%)(a)
	Principal amount	Value
American Express Credit Account Master Trust
Ser. 22-3, Class A, 3.75%, 8/15/27	$200,000	$198,643
Ser. 21-1, Class A, 0.90%, 11/15/26	135,000	134,785
Capital One Multi-Asset Execution Trust Ser. 22-A3, Class A, 4.95%, 10/15/27	138,000	138,483
Capital One Prime Auto Receivables Trust Ser. 22-1, Class A3, 3.17%, 4/15/27	140,622	139,209
CarMax Auto Owner Trust Ser. 22-2, Class A3, 3.49%, 2/16/27	39,867	39,593
Chase Auto Owner Trust 144A Ser. 24-3A, Class A2, 5.53%, 9/27/27	137,000	137,682
Citizens Auto Receivables Trust 144A
Ser. 23-2, Class A2A, 6.09%, 10/15/26	35,831	35,943
Ser. 24-1, Class A2A, 5.43%, 10/15/26	48,473	48,570
Discover Card Execution Note Trust Ser. 22-A2, Class A, 3.32%, 5/15/27	35,000	34,740
GM Financial Consumer Automobile Receivables Trust Ser. 22-2, Class A3, 3.10%, 2/16/27	123,573	122,542
Golden Credit Card Trust 144A Ser. 22-4A, Class A, 4.31%, 9/15/27	149,000	148,546
Harley-Davidson Motorcycle Trust
Ser. 23-B, Class A2, 5.92%, 12/15/26	22,626	22,691
Ser. 24-A, Class A2, 5.65%, 2/16/27	106,186	106,559
Tesla Auto Lease Trust 144A Ser. 23-A, Class A2, 5.86%, 8/20/25	5,936	5,941

Total asset-backed securities (cost $1,306,353)		$1,313,927

U.S. TREASURY OBLIGATIONS (0.5%)(a)
	Principal amount	Value
U.S. Treasury Notes 5.00%, 9/30/25	$131,000	$131,739

Total U.S. treasury obligations (cost $130,997)		$131,739

CERTIFICATES OF DEPOSIT (0.3%)(a)
	Yield (%)	Maturity date	Principal amount	Value
Mizuho Bank, Ltd./New York, NY	4.750	2/4/25	$80,000	$79,999

Total certificates of deposit (cost $80,000)				$79,999

SHORT-TERM INVESTMENTS (0.6%)(a)
	Shares	Value
Putnam Short Term Investment Fund Class P 4.95%(AFF)	159,150	$159,150

Total short-term investments (cost $159,150)		$159,150
TOTAL INVESTMENTS

Total investments (cost $27,812,454)		$27,883,474

	Key to holding's abbreviations
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
MTN	Medium Term Notes
SOFR	Secured Overnight Financing Rate
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2024 through October 31, 2024 (the reporting period). Within the following notes to the portfolio, references to "Franklin Advisers" represent Franklin Advisers, Inc., the fund's investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $27,623,862.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 7/31/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 10/31/24
	Short-term investments
	Putnam Short Term Investment Fund Class P*	$—	$7,431,302	$7,272,152	$3,440	$159,150

	Total Short-term investments	$—	$7,431,302	$7,272,152	$3,440	$159,150
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Franklin Advisers. There were no realized or unrealized gains or losses during the period.
(R)	Real Estate Investment Trust.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	57.1%
	France	7.5
	Canada	6.9
	Australia	6.3
	United Kingdom	5.2
	Netherlands	3.8
	Japan	2.9
	Norway	1.9
	Singapore	1.7
	South Korea	1.5
	Spain	1.4
	Germany	1.1
	Switzerland	0.9
	Sweden	0.7
	Denmark	0.7
	Other	0.4

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$1,313,927	$—
Certificates of deposit	—	79,999	—
Commercial paper	—	3,408,847	—
Corporate bonds and notes	—	22,789,812	—
U.S. treasury obligations	—	131,739	—
Short-term investments	—	159,150	—

Totals by level	$—	$27,883,474	$—
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com